Contingencies and Commitments - Contingencies (Details) $ in Millions					1 Months Ended	12 Months Ended
	Sep. 28, 2018 USD ($)	Aug. 07, 2017 USD ($)	Feb. 13, 2014 USD ($)	Jul. 18, 2012 USD ($)	May 31, 2015 defendant	Dec. 31, 2018 USD ($) country claim	Oct. 30, 2017 claim
SCO v. IBM
Loss Contingencies
Number of remaining claims | claim							1
IBM v. State Of Indiana
Loss Contingencies
Duration of trial				42 days
Amount of award to IBM				$ 52
Amount of award to IBM, affirmed by Court of Appeals			$ 50
Amount of award against IBM		$ 128
Net amount awarded against IBM		$ 78
Net amount awarded against IBM, affirmed by Court of Appeals	$ 78
Individual Participants Of Defined Benefit Plans vs. IBM United Kingdom
Loss Contingencies
Claims pending | claim						290
Litigation Case In United States District Court regarding divesting Microelectronics business, alleging violations of the Employee Retirement Income Security Act
Loss Contingencies
Number of officers or executives named as defendants | defendant					3
Brazil Tax Matters
Loss Contingencies
Damages sought, value						$ 900
Minimum
Loss Contingencies
Clients' presence in number of countries | country						175